Trust of Administration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 ARS ($) m	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Disclosure trust of administration [line items]
Annual fee contributions percentage	3.00%
Contributions | $	$ 46,267,586	$ 45,503,852	$ 47,667,549
Improvement of railway	29,215
Parish Sur - Azul Norte [member]
Disclosure trust of administration [line items]
Improvement of railway	259,000
Cauelas-Olavarra branch [member]
Disclosure trust of administration [line items]
Improvement of railway	288,215